Long-term Debt - Future principal payments (Details) - Evolv Technologies Holdings Inc [Member] - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Future principal payments on long-term debt
2021 (remaining nine months)	$ 24,515
2022	7,871
2023	7,000	$ 5,883
2024	3,667	7,000
2024		3,667
Gross amount of debt	43,053	16,550
Total	$ 42,939	$ 16,432	$ 3,419